Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepayments and Other Assets [Abstract]
Prepaid rents	$ 12,727	$ 19,642
Deposits	95,020	42,197
Prepaid expense	58,842	80,674
Value-added tax refund and income tax refund	247,927	156,845
Less: allowance for uncollectible balances	(3,731)	(3,620)
Prepayments and other current assets; net	$ 410,785	$ 295,738